Board Remuneration (Schedule Of Company Information Concerning All Remuneration Excluding Bonuses Or Pensions Paid From The Company) (Details) (Supervisory Board [Member], EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Board Remuneration [Line Items]
Supervisory board remuneration	€ 321		€ 206
G.J. Kramer [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	68		54
J.M.R. Danneels [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	50		29
H.W. Kreutzer [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	50		30
J.C. Lobbezoo [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	53		33
M.C.J. van Pernis [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	50	[1]	18	[1]
U.H.R. Schumacher [Member]
Board Remuneration [Line Items]
Supervisory board remuneration	50		28
E.A. van Amerongen [Member]
Board Remuneration [Line Items]
Supervisory board remuneration			€ 15	[2]

[1]	For the period May 20, 2010 through December 31, 2010.
[2]	For the period January 1, 2010 through May 20, 2010.